CONSOLIDATED BALANCE SHEETS BALANCE SHEET PARENTHETICAL - USD ($) shares in Millions, $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Balance Sheet Parenthetical [Abstract]
Allowance for Doubtful Accounts Receivable	$ 352	$ 331
Common Stock, Par or Stated Value Per Share	$ 0.25	$ 0.25
Common Stock, Shares Authorized	11,200	11,200
Common Stock, Shares, Issued	7,040	7,040
Treasury Stock, Shares	2,716	2,674